Lease liabilities (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	$ 1,552,736
Interest	223,600
Present value of minimum lease payments	1,329,136
Current portion of lease liabilities	581,534	$ 604,886
Non-current portion of lease liabilities	747,602	$ 858,790
Less than one year
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	669,350
Interest	87,816
Present value of minimum lease payments	581,534
Between one and five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	634,171
Interest	115,845
Present value of minimum lease payments	518,326
More than five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	249,215
Interest	19,939
Present value of minimum lease payments	$ 229,276